Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation:
A.	Basis of Presentation:
The financial statements have been prepared in conformity with accounting principles generally accepted in United Sates of America (“US GAAP”).
Use of estimates in the preparation of financial statements:
B.	Use of estimates in the preparation of financial statements:

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect reported amounts and disclosures made. Actual results could differ from those estimates.

Financial statement in U.S. dollars:
C.	Financial statement in U.S. dollars:

The functional currency of the Company is the U.S. dollar (“dollar” or “USD”) since the dollar is the currency of the primary economic environment in which the Company has operated and expects to continue to operate in the foreseeable future.

Transactions and balances denominated in dollars are presented at their original amounts. Transactions and balances denominated in foreign currencies have been re-measured to dollars in accordance with the provisions of Accounting Standards Codification (“ASC”) 830-10, “Foreign Currency Translation.”

All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of comprehensive loss as financial income or expenses, as appropriate.

Cash and cash equivalents:
D.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with maturities of three months or less as of the date acquired.
Property and equipment:
E.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Fair value of financial instruments:
F.	Fair value of financial instruments:

The carrying values of cash and cash equivalents, other receivable, marketable equity securities and other accounts payable approximate their fair value due to the short-term maturity of these instruments.

The fair value of derivative warrant liabilities (refer to Note 10) was estimated using the Black-Scholes formula based on inputs including (i) the price of the Company’s Ordinary Shares; (ii) the exercise price of the warrant; (iii) risk-free interest; (iv) term available to exercise or redeem the security and (v) the volatility of the Company’s Ordinary Shares during the relevant term.

Marketable equity securities:
G.	Marketable equity securities:

Marketable equity securities classified as available-for-sale are recorded at fair value. The fair value is based on the quoted prices of such securities (level 1). Unrealized gains of available-for-sale securities are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge. Realized gains and losses are included in financial expenses, net.

Marketable equity securities classified as trading are recorded at fair value. The fair value is based on the current market value. Unrealized gains and losses before the securities are sold are reported in the statement of comprehensive loss.

Investment in Affiliate Company:
H.	Investment in Affiliate Company:

Investment in ordinary shares of an entity in which the Company can exercise significant influence but does not own a majority equity interest or otherwise control is accounted for using the equity method and is included as an investment in an affiliate company in the consolidated balance sheet. The Company records its share in undistributed earnings and losses since acquisition in the consolidated statements of operations.

The Company reviews its investment for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable.

Investment in warrants to acquire ordinary shares of a privately held entity without a readily determinable fair value is recorded using the cost method of accounting, carrying the investment at historical cost. Where an equity security is without a readily determinable fair value, the Company may elect to estimate its fair value at cost minus impairment plus or minus changes resulting from observable price changes.

Leases:
I.	Leases:

Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842)” was issued by the Financial Accounting Standards Board (“FASB”) in February 2016. The Company adopted ASU 2016-02 effective January 1, 2019 using the modified retrospective application, applying the new standard to leases in place as of the adoption date. Prior periods have not been adjusted. Leases existing for the reporting period beginning January 1, 2019 are presented under ASU 2016-02.

Arrangements that are determined to be leases at inception are recognized as long-term operating lease assets and lease liabilities in the consolidated balance sheet at lease commencement. Operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. As the Company’s leases do not provide an implicit rate, the Company applies its incremental borrowing rate based on the economic environment at the commencement date in determining the present value of future lease payments. Lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases or payments are recognized on a straight-line basis over the lease term.

The Company elected to adopt a package of practical expedients offered by the FASB, which removes the requirement to reassess whether expired or existing contracts contain leases and removes the requirement to reassess the lease classification for any existing leases prior to the adoption date of January 1, 2019. The Company has also elected the practical expedient to include both lease and non-lease components as a single component and account for it as a lease. Additionally, the Company has made a policy election not to capitalize leases with a term of 12 months or less.

In accordance with ASC 360-10, “Impairment and Disposal of Long-Lived Assets,” management reviews operating lease assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based on estimated future undiscounted cash flows. If so indicated, an impairment loss would be recognized for the difference between the carrying amount of the asset and its fair value.

Share-based compensation:
J.	Share-based compensation:

The Company applies ASC 718-10, “Share-Based Payment,” which requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors including employee stock options under the Company’s stock plans based on estimated fair values.

ASC 718-10 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statement of comprehensive loss.

Prior to the adoption of ASU 2018-07, “Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee Share-Based Payment Accounting,” on January 1, 2019, the Company accounted for stock options issued to non-employees under ASC 505-50, “Equity: Equity-Based Payments to Non-Employees,” which required the fair value of such non-employee awards to be re-measured at each quarter-end over the vesting period. After the adoption of ASU 2018-07, the accounting guidance is consistent with accounting for employee share-based compensation.

The Company estimates the fair value of stock options granted as equity awards using a Black-Scholes option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are share price, expected volatility and the expected option term (the time from the grant date until the options are exercised or expire). Expected volatility was calculated based upon actual historical stock price movements over the period, equal to the expected option term. The Company has historically not paid dividends and has no foreseeable plans to issue dividends. The risk-free interest rate is based on the yield from governmental zero-coupon bonds with an equivalent term. The expected option term is calculated for options granted to employees and directors using the “simplified” method. Grants to non-employees are based on the contractual term. Changes in the determination of each of the inputs can affect the fair value of the options granted and the results of operations of the Company.

Basic and diluted net loss per share:
K.	Basic and diluted net loss per share:

Basic loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding during the year. Diluted loss per share is calculated by dividing the net loss by the weighted average number of Ordinary Shares outstanding plus the number of additional Ordinary Shares that would have been outstanding if all potentially dilutive Ordinary Shares had been issued, using the treasury stock method, in accordance with ASC 260-10, “Earnings per Share.” Potentially dilutive Ordinary Shares were excluded from the diluted loss per share calculation because they were anti-dilutive.

The weighted average number of Ordinary Shares outstanding has been retroactively restated for the equivalent number of shares received by the accounting acquirer as a result of the reverse recapitalization as if these shares had been outstanding as of the beginning of the earliest period presented.

The following table present summarized basic and diluted per Ordinary Share and per ADS:

	Year ended December 31,
	2019	2018	2017

Net Loss	15,439	14,657	15,942

Basic and diluted loss per Ordinary Share (in USD)	(0.10)	(0.12)	(0.17)

Basic and diluted loss per ADS (in USD)	(0.52)	(0.61)	(0.84)

Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	149,534	120,612	94,401

Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	29,907	24,122	18,880

Research and development expenses, net:
L.	Research and development expenses, net:
Research and development expenses are charged to the statement of comprehensive loss as incurred.
Reclassification:
M.	Reclassification:
Certain amounts in prior years consolidated financial statements have been reclassified to conform to the current year’s presentation.
Recent Accounting Standards
N.	Recent Accounting Standards

In June 2016, the FASB issued a new standard, ASU 2016 -13, “Financial Instruments—Credit Losses,” requiring measurement and recognition of expected credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. This standard is effective beginning in the first quarter of 2020; early adoption is permitted starting from the first quarter of 2019. The Company does not expect that the adoption of this standard will have a significant impact on its financial position or results of operations.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,” which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company does not expect that the adoption of this standard will have a significant impact on its financial position or results of operations